General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Scinai Immunotherapeutics LTD (the “Company”), operations are divided between two business units: (1) an innovative R&D business unit and (2) a Contract Development and Manufacturing Organization (“CDMO”) business unit (see section e). The R&D unit focuses on: (i) managing and guiding a research collaboration agreement with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences (“MPI-MS”), and the University Medical Center Gottingen (“UMG”), both located in Germany; and (ii) developing licensed drug candidates throughout the pre-clinical and clinical steps required for drug approval. The CDMO unit focuses on providing drug development and manufacturing services to small, early stage biotech companies. The Company was incorporated on July 21, 2003, in Israel and started its activity on March 31, 2005. In June 2007, the Company completed an initial public offering of its ordinary shares on the Tel Aviv Stock Exchange (TASE) and then voluntarily delisted from the TASE in January 2018. In May 2015, the Company completed an initial public offering of American Depositary Shares (“ADS”) on the Nasdaq Capital Market. The Company’s principal executive offices and main laboratories are located in Jerusalem, Israel.

Since October 2023, Israel has been in a state of war on multiple fronts involving the Gaza Strip and other countries and regions in the Middle East, including most recently the Islamic Republic of Iran. As a result of the conflict, some of the Company’s employees were called to reserve military duty, leading to temporary workforce disruptions. In addition, the unstable environment made capital raising efforts more challenging.

b.	On March 23, 2022, the Company entered into a Research Collaboration Agreement (“RCA”) with MPG and UMG with an initial term of five years. The agreement covers the discovery, selection, and characterization of nanoAbs (single domain VHH antibody fragments) directed at several molecular targets implicated in diseases where the Company believes there is significant unmet need. The Company aims to address these unmet needs by harnessing the unique attributes of nanoAbs, such as their strong binding affinity, stability at elevated temperatures, and ability to support more effective and convenient routes of administration. The molecular targets and related diseases were identified through a consulting project with the global healthcare management firm L.E.K., and they correspond to validated targets of currently marketed monoclonal antibodies for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis. Under the RCA, the Company holds an exclusive option to enter into a license agreement with MPG and UMG for the development and commercialization of each of the nanoAbs covered by the collaboration.

c.	On June 5, 2023, the Company announced that as part of its ongoing broad-based collaboration with the Max Planck Society and the University Medical Center Gottingen (UMG), the Company signed an exclusive worldwide license agreement to develop and commercialize VHH antibodies (NanoAbs) targeting Interleukin-17 (IL-17) as treatments for all potential indications, starting with psoriasis and psoriatic arthritis.

d.	On September 6, 2023, the Company announced the launch of a new business named Scinai Bioservices to serve as a CDMO, offering a multitude of drug development services to support small, early-stage biotech companies through drug development as well as GMP manufacturing for clinical trials.

The CDMO business is still in its early stages, and its success is dependent on contracting with additional clients, which is not certain could take some time and may require additional funds to finance such operations in the interim. As detailed under g. below the Company also have liquidity issues. Accordingly, there is uncertainty regarding the Company’s ability to generate future positive cash flows from such operations to support the carrying value of the CDMO facility. If the Company is not successful in generating positive cash flows from such operations, the carrying value of the CDMO plant may be considered impaired, which may result in significant charges to the Company’s statement of operations

e.	In December 2024, the Company established a U.S.-based subsidiary for the CDMO business unit operating under the name Scinai Bioservices Inc. For the six-month period ended June 30, 2025, revenues of approximately $421 thousand were generated from activities related to this subsidiary.

f.	On March 24, 2025, the Company acquired a Polish shell company without any operations or net assets, Scinai Immunotherapeutics Spółka z ograniczoną odpowiedzialnością, for total consideration of $1 as to serve as its wholly-owned subsidiary in Poland and as an applicant for potential grants under programs established by the Polish government.

On March 27, 2025, the Company signed an option agreement providing the Company with the exclusive right to acquire, subject to certain conditions being satisfied and the payment of certain sums, the Italian biotech company Pincell srl, which is developing PC111, a novel monoclonal antibody targeting the soluble form of Fas Ligand as a drug candidate for the treatment of severe dermatological conditions such as Pemphigus, Stevens-Johnson Syndrome (SJS), and Toxic Epidermal Necrolysis (TEN). Concurrently, the Company’s wholly owned Polish subsidiary submitted a €12 million non-dilutive grant application under the European Funds for a Modern Economy (FENG) program to fund ~ 80% of the costs of the next stage of PC111 development. PC111, which has received Orphan Drug Designation from the EMA for Pemphigus, is a fully human antibody with a non-immunosuppressive mechanism of action, addressing a significant unmet medical need in these life-threatening diseases.

Under the terms of the binding option agreement, the Company was granted an exclusive and irrevocable option to acquire 100% of the fully diluted share capital of PinCell S.r.l. during a defined option period, for a total consideration of $200. The Company paid $50 upon signing. If the Company decides not to proceed with the acquisition, an amount of $50 will still be payable as cancellation fee. The upfront payment and the additional cancellation fee represent payments for in-process research and development (“IPR&D”) acquired as part of an asset purchase. These payments are associated with asset that have not yet reached technological feasibility and lack alternative future use. Consequently, such payments are expensed as incurred and recognized as research and development expenses. Accordingly, the company expensed $100 in the Financial Statements and recognized a liability of $50 The option will expire on January 15, 2026, unless exercised earlier in accordance with the agreement’s terms.

On June 5, 2025, the Company announced that the Italian government had granted clearance under the Golden Power regulation (Law Decree No. 21/2012) for the Company’s option to acquire 100% of the share capital and voting rights of Pincell Srl, which was a condition to the acquisition. The clearance pertains to the transaction as presented in the notification submitted on April 5, 2025, which includes the granting of a license by Pincell to Scinai’s Polish subsidiary for the use of Pincell’s intellectual property rights.

g.	As of June 30, 3025, the Company’s cash and cash equivalents totaled $989. For the six months ended June 30, 2025, the Company had an operating loss of $3,763 and negative cash flows from operating activities of $2,575. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. Those factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences for the Company’s financial condition and results of operations.

The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditure. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing including public equity financing arrangements such as the SEPA agreement. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the six months ending June 30, 2025, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.